Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 97.6%
Argentina 0.2%
Corp. America Airports SA* (Cost $11,435,045)	673,870	3,052,631
Australia 3.7%
Atlas Arteria Ltd. (Units)	2,794,135	14,754,633
Transurban Group (Units)	4,337,340	42,995,037
(Cost $54,906,864)		57,749,670
Canada 13.7%
Enbridge, Inc. (a)	3,067,417	107,661,162
Keyera Corp. (a)	656,208	15,934,039
TC Energy Corp. (a)	1,751,146	90,673,371
(Cost $188,852,860)		214,268,572
China 3.2%
China Tower Corp. Ltd. "H", 144A	101,774,000	23,209,775
ENN Energy Holdings Ltd.	2,538,440	26,393,390
(Cost $39,876,587)		49,603,165
Denmark 0.9%
Orsted AS 144A (Cost $9,515,428)	159,215	14,812,787
France 4.6%
Aeroports de Paris	51,180	9,104,658
Getlink SE	640,579	9,611,497
VINCI SA	490,013	52,757,434
(Cost $58,023,519)		71,473,589
Hong Kong 2.8%
COSCO SHIPPING Ports Ltd.	9,068,000	7,245,302
Hong Kong & China Gas Co., Ltd.	18,404,266	35,922,689
(Cost $34,068,287)		43,167,991
Italy 1.3%
Terna Rete Elettrica Nazionale SpA (Cost $17,704,161)	3,037,718	19,521,033
Japan 1.7%
East Japan Railway Co.	39,300	3,760,289
Japan Airport Terminal Co., Ltd. (a)	180,200	7,850,532
Tokyo Gas Co., Ltd.	604,100	15,247,999
(Cost $26,148,927)		26,858,820
Luxembourg 0.8%
SES SA (Cost $13,494,115)	716,550	13,055,314
Netherlands 1.6%
Koninklijke Vopak NV (Cost $21,664,639)	474,825	24,434,586
New Zealand 0.8%
Auckland International Airport Ltd. (Cost $9,923,125)	2,192,670	12,545,804
Spain 7.9%
Cellnex Telecom SA 144A*	1,099,487	45,454,718
Ferrovial SA	2,671,731	77,189,058
(Cost $70,759,072)		122,643,776
United Kingdom 5.1%
National Grid PLC	3,627,820	39,357,520
Severn Trent PLC	1,501,000	39,953,922
(Cost $80,459,154)		79,311,442
United States 49.3%
American Tower Corp. (REIT)	533,103	117,885,066
American Water Works Co., Inc.	189,583	23,551,896
Atmos Energy Corp.	207,676	23,652,220
CenterPoint Energy, Inc.	1,276,190	38,515,414
Cheniere Energy, Inc.*	881,350	55,577,931
Crown Castle International Corp. (REIT)	784,414	109,041,390
CSX Corp.	510,700	35,376,189
Edison International	641,660	48,393,997
Eversource Energy	217,919	18,625,537
FirstEnergy Corp.	788,080	38,009,099
NiSource, Inc.	1,695,867	50,740,341
SBA Communications Corp. (REIT)	47,600	11,478,740
Sempra Energy	670,929	99,035,830
Targa Resources Corp.	216,890	8,712,471
Waste Connections, Inc.	172,400	15,860,800
Williams Companies, Inc.	3,063,638	73,711,130
(Cost $524,512,461)		768,168,051
Total Common Stocks (Cost $1,161,344,244)		1,520,667,231
Master Limited Partnership 1.0%
United States
Magellan Midstream Partners LP (Cost $16,190,090)	232,210	15,388,557
Infrastructure Investment Trusts 1.0%
India
India Grid Trust (Units), 144A	6,929,874	9,062,926
IRB InvIT Fund (Units), 144A	7,710,000	6,668,699
Infrastructure Investment Trusts (Cost $22,656,638)		15,731,625
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c) (Cost $33,277,443)	33,277,443	33,277,443
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $7,377,853)	7,377,853	7,377,853
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,240,846,268)	102.2	1,592,442,709
Other Assets and Liabilities, Net	(2.2)	(34,393,118)
Net Assets	100.0	1,558,049,591

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (b) (c)
165,751,131	—	132,473,688	(d)	—	—	99,414	—	33,277,443	33,277,443
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.96% (b)
2,948,739	331,116,397	326,687,283		—	—	133,367	—	7,377,853	7,377,853
168,699,870	331,116,397	459,160,971		—	—	232,781	—	40,655,296	40,655,296

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $31,474,405, which is 2.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2019 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Master Limited Partnership & Infrastructure Investment Trusts
Utilities	531,733,674	34%
Energy	392,093,247	25%
Industrials	298,772,563	19%
Real Estate	238,405,196	16%
Communication Services	81,719,807	5%
Financials	9,062,926	1%
Total	1,551,787,413	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$3,052,631	$—	$—	$3,052,631
Australia	—	57,749,670	—	57,749,670
Canada	214,268,572	—	—	214,268,572
China	—	49,603,165	—	49,603,165
Denmark	—	14,812,787	—	14,812,787
France	—	71,473,589	—	71,473,589
Hong Kong	—	43,167,991	—	43,167,991
Italy	—	19,521,033	—	19,521,033
Japan	—	26,858,820	—	26,858,820
Luxembourg	—	13,055,314	—	13,055,314
Netherlands	—	24,434,586	—	24,434,586
New Zealand	—	12,545,804	—	12,545,804
Spain	—	122,643,776	—	122,643,776
United Kingdom	—	79,311,442	—	79,311,442
United States	768,168,051	—	—	768,168,051
Master Limited Partnership	15,388,557	—	—	15,388,557
Infrastructure Investment Trusts	—	15,731,625	—	15,731,625
Short-Term Investments (e)	40,655,296	—	—	40,655,296
Total	$1,041,533,107	$550,909,602	$—	$1,592,442,709

(e)	See Investment Portfolio for additional detailed categorizations.